Segment and geographic area data	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment and geograhic area data
Segment and geographic area data
Reportable segments
Our financial reporting structure comprises three reportable segments. These reportable segments, which are established along major categories of products having unique design and development requirements, are as follows:
Analog – Analog semiconductors change real-world signals – such as sound, temperature, pressure or images – by conditioning them, amplifying them and often converting them to a stream of digital data that can be processed by other semiconductors, such as digital signal processors (DSPs). Analog semiconductors are also used to manage power distribution and consumption.  Analog includes the following major product lines: HVAL, Power, HPA and SVA.

Embedded Processing – Our Embedded Processing products include our DSPs and microcontrollers. DSPs perform mathematical computations almost instantaneously to process or improve digital data. Microcontrollers are designed to control a set of specific tasks for electronic equipment. We make and sell catalog Embedded Processing products used in many different applications and custom Embedded Processing products used in specific applications, such as communications infrastructure equipment and automotive.
Wireless – Growth in the wireless market is being driven by the demand for smartphones, tablet computers and other emerging portable devices. Many of today’s smartphones and tablets use an applications processor to run the device’s software operating system and enable expanded functionality. Many wireless devices also use other semiconductors to enable wireless connectivity using technologies such as Bluetooth®, WiFi networks, GPS, and Near Field Communications. Our OMAP applications processors and connectivity products enable us to take advantage of the increasing demand for more powerful and more functional mobile devices. We design, make and sell products to satisfy each of these requirements.Wireless products are typically sold in high volumes. Our Wireless portfolio includes both catalog products and custom products. Wireless also includes baseband products, which allow a cell phone to connect to the cellular network. We are no longer investing in the development of baseband products, and almost all of our current baseband products are sold to a single customer.

Other
In addition to our reportable segments, we also have Other. Other includes other operating segments that neither meet the quantitative thresholds for individually reportable segments nor are they aggregated with other operating segments. These operating segments primarily include our smaller semiconductor product lines such as DLP® products (primarily used in projectors to create high-definition images), custom semiconductors known as ASICs, and our handheld graphing and scientific calculators.

Other also includes royalties received for our patented technology that we license to other electronics companies and revenue from transitional supply agreements that we may enter into in connection with acquisitions and divestitures. Other may also include certain unallocated income and expenses such as gains and losses on sales of assets; sales tax refunds; and certain litigation costs, settlements or reserves. Except for these few unallocated items, we allocate all of our expenses associated with corporate activities to our operating segments based on specific methodologies, such as percentage of operating expenses or headcount.

Acquisition charges related to National are also recorded in Other in 2011, as detailed in Note 2. The expenses associated with the recognition of fair-value write-up of both inventory and property, plant and equipment are recorded in Other as well. Inventory-related expense was classified in COR as the inventory was sold. The property, plant and equipment-related expense is primarily recognized in COR.

Losses associated with the earthquake in Japan and Restructuring charges related to the 2011 announced actions in Hiji, Japan, and Houston, Texas, are also included in Other. See Notes 3 and 4 for additional information.

With the exception of goodwill, we do not identify or allocate assets by operating segment, nor does the chief operating decision maker evaluate operating segments using discrete asset information. There was no significant intersegment revenue. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.
Segment information

	Analog	Embedded Processing	Wireless	Other	Total
Revenue
2011	$6,375	$2,110	$2,518	$2,732	$13,735
2010	5,979	2,073	2,978	2,936	13,966
2009	4,202	1,471	2,626	2,128	10,427
Operating profit
2011	$1,693	$368	$412	$519	$2,992
2010	1,876	491	683	1,464	4,514
2009	770	194	315	712	1,991

Geographic area information
The following geographic area data include revenue, based on product shipment destination and royalty payor location, and property, plant and equipment, based on physical location:

	U.S.	Asia	Europe	Japan	Rest of World	Total
Revenue
2011	$1,468	$8,619	$1,822	$1,462	$364	$13,735
2010	1,539	8,903	1,760	1,366	398	13,966
2009	1,140	6,575	1,408	976	328	10,427

Property, plant and equipment, net
2011	$2,159	$1,739	$276	$228	$26	$4,428
2010	1,694	1,575	139	249	23	3,680
2009	1,727	1,013	161	244	13	3,158

Major customer
Sales to the Nokia group of companies, including sales to indirect contract manufacturers, accounted for 13 percent, 19 percent and 24 percent of our 2011, 2010 and 2009 revenue, respectively. Revenue from sales to Nokia is reflected primarily in our Wireless segment.